DEBT AND CREDIT FACILITIES	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Debt and Credit Facilities

NOTE 5. DEBT AND CREDIT FACILITIES

LINES OF CREDIT

At December 31, 2015, Sempra Energy Consolidated had an aggregate of $4.2 billion in three primary committed lines of credit for Sempra Energy, Sempra Global and the California Utilities to provide liquidity and to support commercial paper, the major components of which we detail below. Available unused credit on these lines at December 31, 2015 was $3.7 billion. Our foreign operations have additional general purpose credit facilities, aggregating $1.1 billion at December 31, 2015. Available unused credit on these lines totaled $889 million at December 31, 2015.

Sempra Energy

Sempra Energy has a $1 billion, five-year syndicated revolving credit agreement, as amended and restated in October 2015, expiring in October 2020. Citibank, N.A. serves as administrative agent for the syndicate of 20 lenders, and no single lender has greater than a 7-percent share. The amended credit facility restates and supersedes Sempra Energy’s $1.067 billion credit agreement that was to expire in 2017.

Borrowings bear interest at benchmark rates plus a margin that varies with Sempra Energy’s credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2015, Sempra Energy was in compliance with this and all other financial covenants under the credit facility. The facility also provides for issuance of up to $400 million of letters of credit on behalf of Sempra Energy with the amount of borrowings otherwise available under the facility reduced by the amount of outstanding letters of credit.

At December 31, 2015, Sempra Energy had no outstanding borrowings or letters of credit supported by the facility.

Sempra Global

Sempra Global has a $2.21 billion, five-year syndicated revolving credit agreement, as amended and restated in October 2015, expiring in October 2020. Citibank, N.A. serves as administrative agent for the syndicate of 20 lenders, and no single lender has greater than a 7-percent share. The amended credit facility restates and supersedes Sempra Global’s $2.189 billion credit agreement that was to expire in 2017.

Sempra Energy guarantees Sempra Global’s obligations under the credit facility. Borrowings bear interest at benchmark rates plus a margin that varies with Sempra Energy’s credit ratings. The facility requires Sempra Energy to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2015, Sempra Energy was in compliance with this and all other financial covenants under the credit facility.

At December 31, 2015, Sempra Global had $335 million of commercial paper outstanding supported by the facility and $1.87 billion of available unused credit on the line.

California Utilities

SDG&E and SoCalGas have a combined $1 billion, five-year syndicated revolving credit agreement, as amended and restated in October 2015, expiring in October 2020. JPMorgan Chase Bank, N.A. serves as administrative agent for the syndicate of 20 lenders, and no single lender has greater than a 7-percent share. The agreement permits each utility to individually borrow up to $750 million, subject to a combined limit of $1 billion for both utilities. It also provides for the issuance of letters of credit on behalf of each utility subject to a combined letter of credit commitment of $250 million for both utilities. The amount of borrowings otherwise available under the facility is reduced by the amount of outstanding letters of credit. The amended credit facility restates and supersedes the California Utilities’ $877 million credit agreement that was to expire in 2017.

Borrowings bear interest at benchmark rates plus a margin that varies with the borrowing utility’s credit rating. The agreement requires each utility to maintain a ratio of total indebtedness to total capitalization (as defined in the agreement) of no more than 65 percent at the end of each quarter. At December 31, 2015, the California Utilities were in compliance with this and all other financial covenants under the credit facility.

Each utility’s obligations under the agreement are individual obligations, and a default by one utility would not constitute a default by the other utility or preclude borrowings by, or the issuance of letters of credit on behalf of, the other utility.

At December 31, 2015, SDG&E had $168 million of commercial paper outstanding, supported by the facility. SoCalGas had no outstanding borrowings supported by the facility. Available unused credit on the line at December 31, 2015 was $582 million and $750 million at SDG&E and SoCalGas, respectively, subject to the $1 billion maximum combined credit limit.

Sempra South American Utilities

Sempra South American Utilities has Peruvian Nuevo Sol and Chilean Peso-denominated credit facilities aggregating $544 million U.S. dollar equivalent, expiring between 2016 and 2018. The credit facilities were entered into to finance working capital and for general corporate purposes. The Peruvian facilities require a debt to equity ratio of no more than 170 percent. At December 31, 2015, Peru was in compliance with this financial covenant under the credit facilities. At December 31, 2015, Sempra South American Utilities had outstanding borrowings of $154 million and bank guarantees of $10 million against the Peruvian facilities, and $270 million of available unused credit. There were no outstanding borrowings at December 31, 2015 under the $110 million Chilean facility.

Sempra Mexico

In 2014, IEnova entered into an agreement for a $200 million, U.S. dollar-denominated, three-year corporate revolving credit facility with Banco Santander, (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander Mexico. Also in 2014, IEnova entered into an agreement for a $100 million, U.S. dollar-denominated, three-year corporate revolving credit facility with Sumitomo Mitsui Banking Corporation. Both revolving credit facilities were entered into to finance working capital and for general corporate purposes.

In August 2015, IEnova entered into a $400 million, five-year revolving credit agreement to replace, and repay the $210 million in outstanding borrowings under, the two revolving credit facilities described above. The lenders are Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, The Bank of Tokyo - Mitsubishi UFJ, LTD., The Bank of Nova Scotia and Sumitomo Mitsui Banking Corporation. In December 2015, an amendment to the agreement increased the amount of credit on the line from $400 million to $600 million. At December 31, 2015, IEnova had $91 million of outstanding borrowings supported by the facility, and available unused credit on the line was $509 million.

WEIGHTED AVERAGE INTEREST RATES

The weighted average interest rates on the total short-term debt outstanding at Sempra Energy Consolidated were 1.09 percent and 0.70 percent at December 31, 2015 and 2014, respectively. The weighted average interest rate on the total short-term debt at SDG&E was 1.01 percent at December 31, 2015. At December 31, 2014, the weighted average interest rates on total short-term debt at SDG&E and SoCalGas were 0.27 percent and 0.25 percent, respectively.

LONG-TERM DEBT

The following tables show the detail and maturities of long-term debt outstanding:

LONG-TERM DEBT
(Dollars in millions)
	December 31,
	2015		2014(1)
SDG&E
First mortgage bonds (secured by plant assets):
5.3% November 15, 2015	$	―	$250
Bonds at variable rates (0.68% at December 31, 2015) March 9, 2017		140	―
1.65% July 1, 2018(2)		161	161
3% August 15, 2021		350	350
1.914% payable 2015 through February 2022		232	―
3.6% September 1, 2023		450	450
6% June 1, 2026		250	250
5% to 5.25% payable 2015 through December 2027(2)		105	150
5.875% January and February 2034(2)		176	176
5.35% May 15, 2035		250	250
6.125% September 15, 2037		250	250
4% May 1, 2039(2)		75	75
6% June 1, 2039		300	300
5.35% May 15, 2040		250	250
4.5% August 15, 2040		500	500
3.95% November 15, 2041		250	250
4.3% April 1, 2042		250	250
		3,989	3,912
Other long-term debt (unsecured unless otherwise noted):
5.3% Notes July 1, 2021(2)(3)		―	39
5.5% Notes December 1, 2021(2)(3)		―	60
4.9% Notes March 1, 2023(2)(3)		―	25
5.2925% OMEC LLC loan
payable 2013 through April 2019 (secured by OMEC plant assets)		315	325
366-day commercial paper borrowings May 2015, classified as long-term debt
(0.40% weighted average at December 31, 2014)		―	100
Capital lease obligations:
Purchased-power agreements		243	233
Other		1	1
		559	783
		4,548	4,695
Current portion of long-term debt		(50)	(365)
Unamortized discount on long-term debt		(10)	(11)
Unamortized long-term debt issuance costs		(33)	(36)
Total SDG&E		4,455	4,283

SoCalGas
First mortgage bonds (secured by plant assets):
5.45% April 15, 2018		250	250
1.55% June 15, 2018		250	―
3.15% September 15, 2024		500	500
3.2% June 15, 2025		350	―
5.75% November 15, 2035		250	250
5.125% November 15, 2040		300	300
3.75% September 15, 2042		350	350
4.45% March 15, 2044		250	250
		2,500	1,900
Other long-term debt (unsecured):
4.75% Notes May 14, 2016(2)		8	8
5.67% Notes January 18, 2028		5	5
Capital lease obligations		1	1
		14	14
		2,514	1,914
Current portion of long-term debt		(9)	―
Unamortized discount on long-term debt		(7)	(8)
Unamortized long-term debt issuance costs		(17)	(15)
Total SoCalGas		2,481	1,891

LONG-TERM DEBT (CONTINUED)
(Dollars in millions)
	December 31,
	2015	2014(1)
Sempra Energy
Other long-term debt (unsecured):
6.5% Notes June 1, 2016, including $300 at variable rates after fixed-to-floating
rate swaps effective January 2011 (4.77% at December 31, 2015)	$750	$750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.4% Notes March 15, 2020	500	―
2.85% Notes November 15, 2020	400	―
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	500
3.75% Notes November 15, 2025	350	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	(2)	―
Build-to-suit lease(4)	136	75
Sempra South American Utilities
Other long-term debt (unsecured):
Chilquinta Energía
4.25% Series B Bonds payable 2014 through October 30, 2030(2)	170	192
Luz del Sur
Bank loans 5.05% to 6.7% payable 2016 through December 2018	136	91
Notes at 4.75% to 8.75% payable 2014 through September 2029	292	345
Other bonds at 3.77% to 4.61% payable 2020 through May 2022	8	10
Capital lease	6	―
Sempra Mexico
Other long-term debt (unsecured):
Notes February 8, 2018 at variable rates (2.66% after floating-to-fixed rate cross-currency
swaps effective February 2013)	75	88
6.3% Notes February 2, 2023 (4.12% after cross-currency swap)	227	265
Notes at variable rates (1.28% at December 31, 2014) August 25, 2017(2)(3)	―	51
Sempra Renewables
Other long-term debt (secured by project assets):
Loan at variable rates (2.24% at December 31, 2015) payable 2012 through December 2028,
except for $69 at 4.54% after floating-to-fixed rate swaps effective June 2012(2)	91	97
Sempra Natural Gas
First mortgage bonds (Mobile Gas, secured by plant assets):
4.14% September 30, 2021	20	20
5% September 30, 2031	42	42
Other long-term debt (unsecured unless otherwise noted):
Notes at 2.87% to 3.51% October 1, 2016(2)	19	19
8.45% Notes payable 2012 through December 2017, secured by parent guarantee	11	16
3.1% Notes December 30, 2018, secured by plant assets(2)	5	5
4.5% Industrial development bonds July 1, 2024, secured by a promissory note(2)(3)	―	77
Industrial development bonds at variable rates (0.05% at December 31, 2014)
August 1, 2037, secured by letter of credit(2)(3)	―	55
	7,086	6,048
Current portion of long-term debt	(848)	(104)
Unamortized discount on long-term debt	(10)	(9)
Unamortized premium on long-term debt	5	7
Unamortized debt issuance costs	(35)	(30)
Total other Sempra Energy	6,198	5,912
Total Sempra Energy Consolidated	$13,134	$12,086
(1)	As adjusted for the retrospective adoption of ASU 2015-03.
(2) Callable long-term debt not subject to make-whole provisions.
(3)	Early redemption in 2015.
(4)	We discuss this lease in Note 15.

MATURITIES OF LONG-TERM DEBT(1)
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
2016	$46	$8	$843	$897
2017	186	―	668	854
2018	207	500	662	1,369
2019	320	―	534	854
2020	36	―	932	968
Thereafter	3,509	2,005	3,307	8,821
Total	$4,304	$2,513	$6,946	$13,763
(1)	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.

Various long-term obligations totaling $6.8 billion at Sempra Energy at December 31, 2015 are unsecured. This includes unsecured long-term obligations totaling $13 million at SoCalGas. There were no unsecured long-term obligations at SDG&E.

CALLABLE LONG-TERM DEBT

At the option of Sempra Energy, SDG&E and SoCalGas, certain debt at December 31, 2015 is callable subject to premiums:

CALLABLE LONG-TERM DEBT
(Dollars in millions)
				Total
			Other	Sempra
			Sempra	Energy
	SDG&E	SoCalGas	Energy	Consolidated
Not subject to make-whole provisions	$517	$8	$285	$810
Subject to make-whole provisions	3,472	2,505	6,661	12,638

In addition, the OMEC LLC project financing loan discussed in Note 1, with $315 million of outstanding borrowings at December 31, 2015, may be prepaid at the borrowers’ option.

FIRST MORTGAGE BONDS

The California Utilities issue first mortgage bonds secured by a lien on utility plant. The California Utilities may issue additional first mortgage bonds if in compliance with the provisions of their bond agreements (indentures). These indentures require, among other things, the satisfaction of pro forma earnings-coverage tests on first mortgage bond interest and the availability of sufficient mortgaged property to support the additional bonds, after giving effect to prior bond redemptions. The most restrictive of these tests (the property test) would permit the issuance, subject to CPUC authorization, of an additional $4.1 billion of first mortgage bonds at SDG&E and $0.8 billion at SoCalGas at December 31, 2015.

In March 2015, SDG&E publicly offered and sold $140 million of first mortgage bonds maturing in 2017 at a variable rate of three-month LIBOR plus 0.20 percent (0.68 percent at December 31, 2015) and $250 million of 1.914-percent amortizing first mortgage bonds maturing in 2022. SDG&E used the proceeds from the offering to repay outstanding commercial paper and for other general corporate purposes.

In June 2015, SoCalGas publicly offered and sold $250 million of 1.55-percent and $350 million of 3.20-percent first mortgage bonds maturing in 2018 and 2025, respectively. SoCalGas used the proceeds from the offering to repay outstanding commercial paper and for other general corporate purposes.

INDUSTRIAL DEVELOPMENT BONDS

Sempra Natural Gas

To secure an approved exemption from sales and use tax, Sempra Natural Gas had incurred $259 million, out of a maximum available $265 million, between the years of 2009 through 2015, of long-term debt related to the construction and equipping of its Mississippi Hub natural gas storage facility. The debt was payable to the Mississippi Business Finance Corporation (MBFC), and we recorded bonds receivable from the MBFC for the same amount. Both the financing obligation and the bonds receivable had interest rates of 4.5 percent and were due on July 1, 2024. Sempra Natural Gas redeemed $180 million in December 2011 and the remaining $79 million in June 2015.

In December 2015, Sempra Natural Gas redeemed, prior to their August 2037 maturity, $55 million of industrial development bonds payable at variable rates at Bay Gas Storage Company, Ltd.

OTHER LONG-TERM DEBT

Sempra Energy

In March 2015, Sempra Energy publicly offered and sold $500 million of 2.40-percent, fixed-rate notes maturing in 2020. In November 2015, Sempra Energy publicly offered and sold $400 million of 2.85-percent fixed-rate notes maturing in 2020 and $350 million of 3.75-percent fixed-rate notes maturing in 2025. Sempra Energy used the proceeds from these offerings to repay outstanding commercial paper and for general corporate purposes.

SDG&E

In August 2015, SDG&E redeemed, prior to maturity, certain outstanding long-term debt instruments with a total principal amount of $169 million. The coupon rates of these instruments ranged from 4.9 percent to 5.5 percent, with maturities ranging from 2021 to 2027.

Sempra South American Utilities

Luz del Sur has outstanding corporate bonds and bank loans which are denominated in the local currency. During 2015, Luz del Sur publicly offered and sold $25 million of corporate bonds at 8.75 percent maturing in 2026. Additionally, Luz del Sur drew bank loans in 2015 as follows:

2015 BANK LOAN DRAWS – LUZ DEL SUR
(Dollars in millions)
	Amount at
Month issued	issuance	Interest rate	Maturity date
May	$13	5.18%	May 2018
June	22	5.18%	June 2018
August	9	6.70%	February 2018
November	15	6.55%	November 2017

INTEREST RATE SWAPS

We discuss our fair value and cash flow hedging interest rate swaps in Note 9.